Stock Compensation Plans - Summary of ESPP Share Activity (Detail)	12 Months Ended
Dec. 31, 2018 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future purchases, December 31, 2018	975,215
2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future purchases, January 1, 2018	225,418
Additional shares reserved under 2009 ESPP	83,838
Purchases	(126,012)
Available for future purchases, December 31, 2018	183,244